Leases (Details) - Schedule of Operating Lease Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operating Lease Liabilities Abstract
2023	$ 1,032,656	$ 829,045
2024		846,987
2025		802,413
2026	766,969	512,756
2027		228,889
Thereafter
Total	5,022,958	3,220,090
Less: imputed interest	(581,079)	(269,193)
Total operating lease liabilities	$ 4,441,879	$ 2,950,897	$ 3,221,558